UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2006

Item 1. Reports to Stockholders

Fidelity® California AMT Tax Free Money Market Fund (formerly Spartan® California Municipal Money Market Fund) and Fidelity California Municipal Money Market Fund

Annual Report February 28, 2006

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders
Shareholder Expense	5	An example of shareholder expenses.
Example
Fidelity California AMT Tax Free Money Market Fund
	7	Investment Changes/Performance
	8	Investments
	22	Financial Statements
Fidelity California Municipal Money Market Fund
	26	Investment Changes/Performance
	27	Investments
	45	Financial Statements
Notes	49	Notes to the Financial Statements
Report of Independent	53
Registered Public
Accounting Firm
Trustees and Officers	54
Distributions	65
Proxy Voting Results	66
Board Approval of	67
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Annual Report

3

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

5 Annual Report

Shareholder Expense Example continued

			Expenses Paid
			During Period*
	Beginning	Ending	September 1, 2005
	Account Value	Account Value	to February 28,
	September 1, 2005	February 28, 2006	2006
Fidelity California AMT Tax Free
Money Market Fund
Actual	$1,000.00	$1,012.70	$1.75
HypotheticalA	$1,000.00	$1,023.06	$1.76
Fidelity California Municipal
Money Market Fund
Actual	$1,000.00	$1,012.00	$2.64
HypotheticalA	$1,000.00	$1,022.17	$2.66

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Fidelity California AMT Tax Free Money Market Fund	35%
Fidelity California Municipal Money Market Fund	53%

Annual Report

6

Fidelity California AMT Tax Free Money Market Fund
Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	2/28/06	8/31/05	2/28/05
0 – 30	88.2	88.7	90.7
31 – 90	5.5	5.5	1.5
91 – 180	5.4	0.9	7.8
181 – 397	0.9	4.9	0.0
Weighted Average Maturity
	2/28/06	8/31/05	2/28/05
Fidelity California AMT Tax Free
Money Market Fund	18 Days	24 Days	16 Days
California Tax Free Money Market
Funds Average*	22 Days	29 Days	28 Days

Current and Historical Seven Day Yields
	2/27/06	11/28/05	8/29/05	5/30/05	2/28/05
Fidelity California AMT Tax
Free Money Market Fund	2.81%	2.74%	2.17%	2.55%	1.55%
If Fidelity had not reimbursed
certain fund expenses	2.69%	2.65%	2.10%	2.47%	1.43%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

7 Annual Report

Fidelity California AMT Tax Free Money Market Fund
Investments February 28, 2006
Showing Percentage of Net Assets

Municipal Securities 95.4%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – 91.1%
Alameda Corridor Trans. Auth. Rev. Participating VRDN:
Series BS 05 222 Class A, 3.29% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(c)	$ 4,800	$ 4,800
Series PZ 51, 3.24% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	6,000	6,000
Series PZ 61, 3.24% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	5,680	5,680
Alhambra Ctfs. of Prtn. Participating VRDN Series DB 193,
3.22% (Liquidity Facility Deutsche Bank AG) (b)(c)	8,700	8,700
Anaheim Pub. Fing. Auth. Lease Rev. Participating VRDN
Series PT 2067, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	5,810	5,810
Apple Valley Unified School District Participating VRDN
Series Putters 544, 3.21% (Liquidity Facility JPMorgan Chase
Bank) (b)(c)	3,670	3,670
Burbank Unified School District Participating VRDN Series PZ
54, 3.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c) .	6,035	6,035
Cabrillo Cmnty. College District Participating VRDN Series
ROC II R300, 3.21% (Liquidity Facility Citibank NA) (b)(c)	2,665	2,665
California Dept. of Wtr. Resources Central Valley Proj. Wtr.
Sys. Rev.:
Participating VRDN Series ROC II R1024, 3.21% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	13,340	13,340
Series 1:
3% 3/3/06, CP	11,882	11,882
3.08% 3/17/06, CP	1,827	1,827
3.12% 3/17/06, CP	6,495	6,495
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds:
Subseries 2005 G12, 3.17%, tender 3/2/06
(FGIC Insured) (b)	7,100	7,100
Subseries 2005 G13, 3.17%, tender 3/2/06
(FGIC Insured) (b)	35,800	35,800
Subseries 2005 G14, 3.17%, tender 3/2/06
(FGIC Insured) (b)	17,000	17,000
Participating VRDN:
Series EGL 02 6017 Class A, 3.21% (Liquidity Facility
Citibank NA, New York) (b)(c)	6,200	6,200
Series PA 1201R, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)	10,900	10,900
Series PT 759, 3.22% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)	10,295	10,295
Series Putters 310, 3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(c)	4,995	4,995
See accompanying notes which are an integral part of the financial statements.

Annual Report 8

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: -
continued
Participating VRDN:
Series Putters 322, 3.21% (Liquidity Facility JPMorgan
Chase & Co.) (b)(c)	$ 6,000	$ 6,000
Subseries 2005 F3, 2.97%, LOC Bank of New York, New
York, LOC California Pub. Employees’ Retirement Sys.,
VRDN (b)	11,000	11,000
California Econ. Recovery:
Participating VRDN:
Series EGL 04 22, 3.21% (Liquidity Facility Citibank
NA) (b)(c)	22,900	22,900
Series MS 929, 3.19% (Liquidity Facility Morgan
Stanley) (b)(c)	7,995	7,995
Series PA 1262, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)	7,650	7,650
Series PT 2216, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)	5,190	5,190
Series PT 965, 3.22% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)	20,000	20,000
Series Putters 882, 3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(c)	6,660	6,660
Series ROC II R279, 3.21% (Liquidity Facility Citibank
NA) (b)(c)	8,530	8,530
Series 2004 C13, 3.19% (XL Cap. Assurance, Inc. Insured),
VRDN (b)	12,175	12,175
Series 2004 C17, 3.19% (XL Cap. Assurance, Inc. Insured),
VRDN (b)	10,000	10,000
California Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 06 31 Class 2003 A, 3.21% (Liquidity Facility
Citibank NA) (b)(c)	15,800	15,800
Series MS 1126, 3.19% (Liquidity Facility Morgan
Stanley) (b)(c)	20,760	20,760
Series ROC II R354, 3.21% (Liquidity Facility Citibank
NA) (b)(c)	5,640	5,640
Series SGB 45, 3.21% (Liquidity Facility Societe
Generale) (b)(c)	5,000	5,000
California Gen. Oblig.:
Bonds:
Series AAB 00 1, 3.2%, tender 3/7/06 (Liquidity Facility
ABN AMRO Bank NV) (b)(c)	9,900	9,900
Series MT 171, 3.23%, tender 10/26/06 (Liquidity
Facility DEPFA BANK PLC) (b)(c)(d)	9,895	9,895

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Fidelity California AMT Tax Free Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
Participating VRDN:
Series DB 179, 3.22% (Liquidity Facility Deutsche Bank
AG) (b)(c)	$ 15,960	$ 15,960
Series Merlots 02 A17, 3.22% (Liquidity Facility Wachovia
Bank NA) (b)(c)	5,745	5,745
Series Merlots 03 A45, 3.22% (Liquidity Facility Wachovia
Bank NA) (b)(c)	5,235	5,235
Series Merlots B45, 3.22% (Liquidity Facility Wachovia
Bank NA) (b)(c)	39,525	39,525
Series PA 1357, 3.23% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)	4,165	4,165
Series PT 1252, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)	10,100	10,100
Series PT 2266, 3.22% (Liquidity Facility Dexia Cr. Local
de France) (b)(c)	7,885	7,885
Series PT 2281, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)	5,225	5,225
Series PT 3165, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)	15,970	15,970
Series PT 902, 3.22% (Liquidity Facility BNP Paribas
SA) (b)(c)	3,700	3,700
Series PT 964, 3.22% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)	4,995	4,995
Series PT 990, 3.22% (Liquidity Facility BNP Paribas
SA) (b)(c)	6,700	6,700
Series Putters 1082, 3.21% (Liquidity Facility JPMorgan
Chase & Co.) (b)(c)	5,325	5,325
Series Putters 1174, 3.21% (Liquidity Facility JPMorgan
Chase & Co.) (b)(c)	4,495	4,495
Series Putters 1256, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (b)(c)	5,425	5,425
Series Putters 482, 3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(c)	7,495	7,495
Series Putters 519, 3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(c)	4,995	4,995
Series Putters 556Z, 3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(c)	7,450	7,450
Series Putters 997, 3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(c)	4,780	4,780
Series ROC II R2185, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(c)	5	5
Series SG 84, 3.22% (Liquidity Facility Societe
Generale) (b)(c)	1,660	1,660
See accompanying notes which are an integral part of the financial statements.

Annual Report 10

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
Participating VRDN:
Series SGA 55, 3.19% (Liquidity Facility Societe
Generale) (b)(c)	$ 17,000	$ 17,000
Series SGB 62, 3.21% (Liquidity Facility Societe
Generale) (b)(c)	30,000	30,000
Series SGB 7, 3.21% (Liquidity Facility Societe Generale) (b)(c)	8,775	8,775
RAN 4.5% 6/30/06	67,800	68,130
Series 2003 B1, 3.19%, LOC Bank of New York, New York,
LOC BNP Paribas SA, VRDN (b)	15,100	15,100
3% 3/3/06 (Liquidity Facility Bank of Nova Scotia, New
York Agcy.) (Liquidity Facility Societe Generale), CP	9,050	9,050
3.07% 3/8/06 (Liquidity Facility Bank of Nova Scotia, New
York Agcy.) (Liquidity Facility Societe Generale), CP	7,300	7,300
3.1% 3/7/06 (Liquidity Facility Bank of Nova Scotia, New
York Agcy.) (Liquidity Facility Societe Generale), CP	13,600	13,600
3.13% 3/9/06 (Liquidity Facility Bank of Nova Scotia, New
York Agcy.) (Liquidity Facility Societe Generale), CP	20,100	20,100
3.14% 3/6/06 (Liquidity Facility Bank of Nova Scotia, New
York Agcy.) (Liquidity Facility Societe Generale), CP	20,700	20,700
3.14% 3/13/06 (Liquidity Facility Bank of Nova Scotia,
New York Agcy.) (Liquidity Facility Societe Generale), CP .	21,800	21,800
3.15% 3/6/06 (Liquidity Facility Bank of Nova Scotia, New
York Agcy.) (Liquidity Facility Societe Generale), CP	5,900	5,900
3.16% 4/10/06 (Liquidity Facility Bank of Nova Scotia,
New York Agcy.) (Liquidity Facility Societe Generale), CP .	25,000	25,000
3.22% 3/22/06 (Liquidity Facility Bank of Nova Scotia,
New York Agcy.) (Liquidity Facility Societe Generale), CP .	25,000	25,000
3.22% 3/24/06 (Liquidity Facility Bank of Nova Scotia,
New York Agcy.) (Liquidity Facility Societe Generale), CP .	22,000	22,000
California Health Facilities Fing. Auth. Rev. Participating VRDN
Series MS 01 592, 3.22% (Liquidity Facility Morgan
Stanley) (b)(c)	11,170	11,170
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN
Series MT 85, 3.22% (Liquidity Facility Lloyds TSB Bank
PLC) (b)(c)	5,300	5,300
California Infrastructure & Econ. Dev. Bank Rev.:
Participating VRDN:
Series EGL 03 42, 3.21% (Liquidity Facility Citibank NA,
New York) (b)(c)	13,500	13,500
Series EGL 04 28 Class A, 3.21% (Liquidity Facility
Citibank NA) (b)(c)	9,425	9,425
Series PA 1193, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)	6,285	6,285

See accompanying notes which are an integral part of the financial statements.

11		Annual Report

Fidelity California AMT Tax Free Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Infrastructure & Econ. Dev. Bank Rev.: – continued
Participating VRDN:
Series SG 172, 3.22% (Liquidity Facility Societe
Generale) (b)(c)	$ 18,900	$ 18,900
Series 2001, 2.9% 5/3/06, LOC Bank of America NA, CP .	5,500	5,500
California Pub. Works Board Lease Rev. Participating VRDN:
Series MSTC 9052, 3.19% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(c)	8,990	8,990
Series Putters 609, 3.21% (Liquidity Facility JPMorgan Chase
& Co.) (b)(c)	1,100	1,100
California State Univ. Rev. & Colleges Participating VRDN
Series SG 170, 3.22% (Liquidity Facility Societe
Generale) (b)(c)	13,300	13,300
California Statewide Cmntys. Dev. Auth. Iam Commercial
Paper Bonds (Kaiser Permanente Health Sys. Proj.)
Series 2004 K, 3.17% tender 4/13/06, CP mode	14,000	14,000
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser
Permanente Health Sys. Proj.):
Series 2002 B, 3.18%, VRDN (b)	67,350	67,350
Series 2003 D, 3.19%, VRDN (b)	28,300	28,300
Series 2004 M, 3.18%, VRDN (b)	26,200	26,200
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.
Participating VRDN Series Merlots 99 E, 3.22% (Liquidity
Facility Wachovia Bank NA) (b)(c)	5,000	5,000
Carson Redev. Agcy. Participating VRDN Series PT 2346,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,070	7,070
Clovis Unified School District Participating VRDN:
Series PZ 42, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	1,500	1,500
Series PZ 75, 3.24% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	6,190	6,190
Contra Costa Wtr. District Wtr. Rev. Participating VRDN
Series PT 1666, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	5,615	5,615
Culver City School Facilities Fing. Auth. Participating VRDN
Series Merlots 05 A24, 3.22% (Liquidity Facility Wachovia
Bank NA) (b)(c)	12,010	12,010
Desert Cmnty. College District Participating VRDN Series
Putters 936, 3.21% (Liquidity Facility JPMorgan Chase
Bank) (b)(c)	3,115	3,115
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 7053015, 3.21% (Liquidity Facility Citibank
NA) (b)(c)	12,000	12,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 12

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
East Bay Muni. Util. District Wtr. Sys. Rev.: – continued
Participating VRDN:
Series EGL 720050045, 3.21% (Liquidity Facility Citibank
NA) (b)(c)	$ 19,800	$ 19,800
Series 1988, 3.11% 3/13/06, CP	6,000	6,000
Series 1998, 2.93% 3/9/06, CP	9,100	9,100
El Camino Cmnty. College District Participating VRDN
Series PT 2058, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	5,380	5,380
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 3.22% (Liquidity Facility Wachovia
Bank NA) (b)(c)	11,700	11,700
Series PZ 57, 3.24% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	6,825	6,825
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.
Participating VRDN:
Series PZ 41, 3.24% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	3,675	3,675
Series PZ 96, 3.24% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	4,450	4,450
Fresno Unified School District Participating VRDN Series DB
109, 3.22% (Liquidity Facility Deutsche Bank AG) (b)(c)	6,175	6,175
Gavilan Joint Cmnty. College District Participating VRDN:
Series Putters 587Z, 3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(c)	5,010	5,010
Series ROC II R 2123, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(c)	6,820	6,820
Golden State Tobacco Securitization Corp. Participating
VRDN:
Series Best 05 230, 3.29% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(c)	3,500	3,500
Series LB 05 FC2, 3.23% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (b)(c)	6,800	6,800
Series MS 1209, 3.19% (Liquidity Facility Morgan
Stanley) (b)(c)	29,290	29,290
Series MS 1220, 3.19% (Liquidity Facility Morgan
Stanley) (b)(c)	16,000	16,000
Series MSTC 238, 3.29% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(c)	3,790	3,790
Series PA 1237, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)	2,740	2,740
Series PZ 86, 3.24% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	4,390	4,390

See accompanying notes which are an integral part of the financial statements.

13		Annual Report

Fidelity California AMT Tax Free Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Golden State Tobacco Securitization Corp. Participating
VRDN: – continued
Series ROC II R287X, 3.23% (Liquidity Facility Citibank
NA) (b)(c)	$ 3,535	$ 3,535
Series ROC II R411CE, 3.23% (Liquidity Facility Citibank
NA) (b)(c)	5,400	5,400
Series ROC II R509, 3.21% (Liquidity Facility Citibank
NA) (b)(c)	8,000	8,000
Series TOC 04 B, 3.21% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(c)	7,500	7,500
Series TOC 06 Z4, 3.24% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(c)	4,900	4,900
Series TOC 06 Z5, 3.24% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(c)	2,500	2,500
Golden West Schools Fing. Auth. Participating VRDN Series PT
3016, 3.22% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)	8,895	8,895
Indian Wells Redev. Agcy. Rev. Participating VRDN Series
ROC II R2029, 3.21% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(c)	6,090	6,090
Los Angeles Cmnty. College District Participating VRDN Series
Putters 742, 3.21% (Liquidity Facility Dresdner Bank
AG) (b)(c)	5,365	5,365
Los Angeles Cmnty. Redev. Agcy. Lease Rev. Participating
VRDN Series ROC II R395, 3.21% (Liquidity Facility Citibank
NA) (b)(c)	14,695	14,695
Los Angeles County Metropolitan Trans. Auth. Rev.
Participating VRDN Series SGB 1, 3.21% (Liquidity Facility
Societe Generale) (b)(c)	6,400	6,400
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.
Participating VRDN Series EGL 04 16, 3.21% (Liquidity
Facility Citibank NA) (b)(c)	10,900	10,900
Los Angeles County Pub. Works Fing. Auth. Lease Rev.
Participating VRDN Series Merlots 00 JJJ, 3.22% (Liquidity
Facility Wachovia Bank NA) (b)(c)	13,830	13,830
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 3.2% 3/9/06
(Liquidity Facility Dexia Cr. Local de France), CP	3,000	3,000
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series PA 1192, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)	7,980	7,980
Series PT 2286, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)	5,550	5,550
Series ROC II R3010, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(c)	5,120	5,120
See accompanying notes which are an integral part of the financial statements.

Annual Report 14

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: – continued
Subseries B5, 3.18% (Liquidity Facility Bank of America NA)
(Liquidity Facility Bayerische Landesbank Girozentrale),
VRDN (b)	$ 18,800	$ 18,800
Subseries B8, 3.18% (Liquidity Facility Bank of America NA)
(Liquidity Facility Bayerische Landesbank Girozentrale),
VRDN (b)	24,000	24,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating
VRDN Series Merlots 99 L, 3.22% (Liquidity Facility
Wachovia Bank NA) (b)(c)	8,500	8,500
Los Angeles Gen. Oblig. Participating VRDN Series PT 1476,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,355	5,355
Los Angeles Muni. Impt. Corp. Lease Rev.:
Participating VRDN Series PT 1405, 3.22% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(c)	1,130	1,130
Series 2004 A1, 3.12% 4/6/06, LOC Bank of America
NA, CP	6,300	6,300
Los Angeles Unified School District Participating VRDN:
Series Merlots 03 B37, 3.22% (Liquidity Facility Wachovia
Bank NA) (b)(c)	2,700	2,700
Series MSTC 01 135, 3.02% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(c)	8,895	8,895
Series PT 1737, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	1,265	1,265
Series PT 1763, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	16,740	16,740
Series PT 2196, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	9,645	9,645
Series Putters 488, 3.21% (Liquidity Facility JPMorgan Chase
Bank) (b)(c)	17,940	17,940
Series SG 162, 3.22% (Liquidity Facility Societe
Generale) (b)(c)	20,805	20,805
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series ROC II R4034, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(c)	4,945	4,945
Series TOC 05 TT, 3.21% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(c)	16,100	16,100
Merced Irrigation District Elec. Sys. Rev. Participating VRDN
Series ROC II R512, 3.21% (Liquidity Facility Citibank
NA) (b)(c)	3,250	3,250
Metropolitan Wtr. District Southern California Wtrwks. Rev.
Participating VRDN:
Series FRRI 00 A6, 3.48% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (b)(c)	1,700	1,700

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Fidelity California AMT Tax Free Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Metropolitan Wtr. District Southern California Wtrwks. Rev.
Participating VRDN: – continued
Series Merlots 99 O, 3.22% (Liquidity Facility Wachovia
Bank NA) (b)(c)	$ 11,880	$ 11,880
Series MSTC 01 113A, 3.19% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(c)	7,990	7,990
Series PA 837, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	4,995	4,995
Modesto Irrigation District Fing. Auth. Rev. Participating VRDN
Series SG 66, 3.22% (Liquidity Facility Societe
Generale) (b)(c)	2,500	2,500
North Orange County Cmnty. College District Rev.
Participating VRDN:
Series MSTC 9042, 3.19% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(c)	4,100	4,100
Series PT 1434, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	7,705	7,705
Northern California Transmission Auth. Rev. Series B, 3.22%
4/5/06, LOC WestLB AG, CP	9,770	9,770
Norwalk– Mirada Unified School District Participating VRDN
Series SG 169, 3.22% (Liquidity Facility Societe
Generale) (b)(c)	12,000	12,000
Oak Grove School District Participating VRDN Series ROC II
R7527, 3.21% (Liquidity Facility Citibank NA) (b)(c)	9,945	9,945
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A,
3.22% (Liquidity Facility Wachovia Bank NA) (b)(c)	3,000	3,000
Oakland Joint Powers Fing. Auth. Participating VRDN
Series Putters 1253, 3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(c)	4,225	4,225
Orange County Apt. Dev. Rev. (Hidden Hills Apts. Proj.)
Series 1985 U, 3.06%, LOC Freddie Mac, VRDN (b)	10,500	10,500
Oxnard Fing. Auth. Wtr. Rev. Participating VRDN Series SG
174, 3.22% (Liquidity Facility Societe Generale) (b)(c)	4,960	4,960
Pasadena Elec. Rev. Participating VRDN Series PT 2282,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,295	5,295
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN:
Series PT 2474, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	7,195	7,195
Series Putters 372, 3.21% (Liquidity Facility JPMorgan Chase
Bank) (b)(c)	11,085	11,085
Series ROC II R2046, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(c)	4,265	4,265

See accompanying notes which are an integral part of the financial statements.

Annual Report 16

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Puttable Floating Option Tax Receipts Participating VRDN:
Series PZP 2, 3.33% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	$ 7,275	$ 7,275
Series PZP 9, 3.28% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	6,545	6,545
Rancho Santiago Cmnty. College District Participating VRDN
Series Floaters 05 23, 3.21% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)	5,400	5,400
Sacramento City Fing. Auth. Rev. Participating VRDN Series PZ
93, 3.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,120	5,120
Sacramento County Sanitation District Fing. Auth. Rev.
Participating VRDN:
Series EGL 04 47 Class A, 3.21% (Liquidity Facility Citibank
NA) (b)(c)	15,200	15,200
Series ROC II R2209, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(c)	2,220	2,220
Sacramento Muni. Util. District Elec. Rev.:
Participating VRDN:
Series BA 02 M, 3.21% (Liquidity Facility Bank of America
NA) (b)(c)	3,975	3,975
Series PT 2140, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)	7,220	7,220
Series PT 2215, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)	5,650	5,650
Series Putters 591, 3.21% (Liquidity Facility JPMorgan
Chase & Co.) (b)(c)	2,185	2,185
Series I, 3.08% 4/18/06, LOC Bayerische Landesbank
Girozentrale, LOC JPMorgan Chase Bank, CP	9,700	9,700
Sacramento Muni. Util. District Fing. Auth. Rev. Participating
VRDN Series Putters 1237Z, 3.21% (Liquidity Facility
JPMorgan Chase Bank) (b)(c)	10,475	10,475
San Diego County Gen. Oblig. Series B1, 3.13% 3/9/06,
LOC Landesbank Hessen-Thuringen, CP	5,000	5,000
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating
VRDN Series EGL 03 14, 3.21% (Liquidity Facility Citibank
NA, New York) (b)(c)	10,000	10,000
San Diego Unified School District Participating VRDN:
Series MS 01 847, 3.19% (Liquidity Facility Morgan
Stanley) (b)(c)	8,225	8,225
Series PA 1245, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)	1,335	1,335
Series ROC II R1067, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(c)	3,475	3,475

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Fidelity California AMT Tax Free Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
San Francisco County Trans. Auth. Series 2004 A:
3.1% 3/8/06 (Liquidity Facility Landesbank Baden-Wuert),
CP	$ 8,200	$ 8,200
3.2% 4/3/06 (Liquidity Facility Landesbank Baden-Wuert),
CP	8,250	8,250
San Gabriel Valley Govts. 3.23% 4/5/06, LOC Bayerische
Landesbank Girozentrale, CP	26,000	26,000
San Jose Fin. Auth. Rev. 3.09% 4/4/06, LOC State Street
Bank & Trust Co., Boston, LOC California Teachers
Retirement Sys., CP	11,450	11,450
San Jose Redev. Agcy. Tax Allocation Participating VRDN
Series Putters 575, 3.21% (Liquidity Facility JPMorgan Chase
& Co.) (b)(c)	2,565	2,565
San Marcos Pub. Facilities Auth. Tax Allocation Rev.
Participating VRDN Series ROC II R2027, 3.21% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	5,635	5,635
San Mateo County Trans. District Sales Tax Rev. Participating
VRDN:
Series PT 1914, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	5,245	5,245
Series TOC 05 DD, 3.21% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(c)	3,500	3,500
Santa Clara Elec. Rev. Participating VRDN Series ROC II R257,
3.21% (Liquidity Facility Citibank NA) (b)(c)	3,635	3,635
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating
VRDN Series Merlots 00 MM, 3.22% (Liquidity Facility
Wachovia Bank NA) (b)(c)	8,900	8,900
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series A, 3.08%
3/6/06, LOC WestLB AG, CP	1,549	1,549
Santa Rosa High School District Participating VRDN Series PT
2193, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)	4,120	4,120
Santa Rosa Wastewtr. Rev. Participating VRDN Series PZ 43,
3.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,700	5,700
Sequoia Union High School District Bonds Series AAB 03 2,
3.2%, tender 3/7/06 (Liquidity Facility ABN-AMRO Bank
NV) (b)(c)	5,900	5,900
Southern California Pub. Pwr. Auth. Rev. Participating VRDN:
Series MS 1045, 3.19% (Liquidity Facility Morgan
Stanley) (b)(c)	5,470	5,470
Series ROC II R374, 3.21% (Liquidity Facility Citibank
NA) (b)(c)	6,250	6,250
Sunnyvale School District Participating VRDN Series Putters 800,
3.21% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	7,685	7,685

See accompanying notes which are an integral part of the financial statements.

Annual Report 18

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Turlock Irrigation District Rev. Participating VRDN Series ROC II
R2035, 3.21% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(c)	$ 4,990	$ 4,990
Univ. of California Revs.:
Participating VRDN:
Series EGL 7050084, 3.21% (Liquidity Facility Citibank
NA) (b)(c)	9,000	9,000
Series Merlots 97 G, 3.22% (Liquidity Facility Wachovia
Bank NA) (b)(c)	20,000	20,000
Series MS 1210, 3.19% (Liquidity Facility Morgan
Stanley) (b)(c)	34,855	34,855
Series PA 1168, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)	20,045	20,045
Series A:
3.1% 3/7/06, CP	6,000	6,000
3.15% 3/15/06, CP	12,500	12,500
		2,009,428

Puerto Rico 4.3%
JPMorgan Chase Bank NA as Enhancement Custodian Bonds
3.25% 7/24/06, LOC Societe Generale (a)	31,500	31,500
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN:
Series IXIS 05 11, 3.21% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(c)	11,525	11,525
Series PA 1225, 3.2% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)	7,060	7,060
Series PA 1280, 3.2% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)	5,000	5,000
TRAN 4.5% 7/28/06, LOC Bank of Nova Scotia, New York
Agcy., LOC BNP Paribas SA	14,600	14,675
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Participating VRDN Series MACN 06 M, 3.18% (Liquidity
Facility Bank of America NA) (b)(c)	4,915	4,915

See accompanying notes which are an integral part of the financial statements.

19		Annual Report

Fidelity California AMT Tax Free Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Puerto Rico continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Bonds
Series MT 165, 3.15%, tender 10/12/06 (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 9,110	$ 9,110
Puerto Rico Infrastructure Fing. Auth. Bonds Series AAB 00 17,
3.18%, tender 3/7/06 (Liquidity Facility ABN-AMRO Bank
NV) (b)(c)	11,000	11,000
		94,785

TOTAL INVESTMENT PORTFOLIO 95.4%
(Cost $2,104,213)		2,104,213

NET OTHER ASSETS – 4.6%		101,334
NET ASSETS 100%		$ 2,205,547

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION NOTE
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $31,500,000 or
1.4% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Provides evidence of ownership in one
or more underlying municipal bonds.

(d) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $19,005,000
or 0.9% of net assets.

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
California Gen.
Oblig. Bonds Series
MT 171, 3.23%,
tender 10/26/06
(Liquidity Facility
DEPFA BANK PLC)	10/27/05	$ 9,895
Puerto Rico
Commonwealth
Infrastructure Fing.
Auth. Bonds Series
MT 165, 3.15%,
tender 10/12/06
(Liquidity Facility
Merrill Lynch & Co.,
Inc.)	10/13/05	$ 9,110

See accompanying notes which are an integral part of the financial statements.

Annual Report 20

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)

Fidelity Tax Free Cash Central Fund	$ 297

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Fidelity California AMT Tax Free Money Market Fund

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		February 28, 2006

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $2,104,213)		$ 2,104,213
Cash		72,144
Receivable for investments sold		15,980
Receivable for fund shares sold		8,929
Interest receivable		13,116
Receivable from investment adviser for expense
reductions		195
Other receivables		305
Total assets		2,214,882

Liabilities
Payable for fund shares redeemed	$ 8,116
Distributions payable	440
Accrued management fee	776
Other affiliated payables	3
Total liabilities		9,335

Net Assets		$ 2,205,547
Net Assets consist of:
Paid in capital		$ 2,205,463
Distributions in excess of net investment income		(3)
Accumulated undistributed net realized gain (loss) on
investments		87
Net Assets, for 2,205,103 shares outstanding		$ 2,205,547
Net Asset Value, offering price and redemption price per
share ($2,205,547 ÷ 2,205,103 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Statement of Operations
Amounts in thousands	Year ended February 28, 2006

Investment Income
Interest		$ 47,170
Income from affiliated Central Funds		297
Total income		47,467

Expenses
Management fee	$ 7,836
Independent trustees’ compensation	8
Total expenses before reductions	7,844
Expense reductions	(2,985)	4,859

Net investment income		42,608
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		64
Net increase in net assets resulting from operations		$ 42,672

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Fidelity California AMT Tax Free Money Market Fund
Financial Statements continued

Statement of Changes in Net Assets
		Year ended	Year ended
		February 28,	February 28,
Amounts in thousands		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income		$ 42,608	$ 14,113
Net realized gain (loss)		64	132
Net increase in net assets resulting
from operations		42,672	14,245
Distributions to shareholders from net investment income	.	(42,654)	(14,068)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares		2,164,617	1,208,818
Reinvestment of distributions		38,823	12,991
Cost of shares redeemed		(1,493,188)	(966,357)
Net increase (decrease) in net assets and shares
resulting from share transactions		710,252	255,452
Total increase (decrease) in net assets		710,270	255,629

Net Assets
Beginning of period		1,495,277	1,239,648
End of period (including distributions in excess of net
investment income of $3 and undistributed net
investment income of $24, respectively)		$ 2,205,547	$ 1,495,277

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Financial Highlights

Years ended February 28,	2006	2005	2004C	2003	2002
Selected Per Share Data
Net asset value,
beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment
Operations
Net investment income	023	.010	.007	.011	.020
Net realized and unrealized
gain (loss)D	—	—	—	—	—
Total from investment operations	.023	.010	.007	.011	.020
Distributions from net investment
income	(.023)	(.010)	(.007)	(.011)	(.020)
Distributions from net realized
gain	—	—	—D	—	—
Total distributions	(.023)	(.010)	(.007)	(.011)	(.020)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	2.34%	1.04%	.75%	1.15%	1.98%
Ratios to Average Net AssetsB
Expenses before reductions	43%	.43%	.43%	.43%	.48%
Expenses net of fee waivers,
if any	35%	.35%	.35%	.35%	.45%
Expenses net of all reductions	27%	.31%	.34%	.32%	.41%
Net investment income	2.34%	1.05%	.73%	1.14%	1.95%
Supplemental Data
Net assets, end of period
(in millions)	$ 2,206	$ 1,495	$ 1,240	$ 1,327	$ 1,061

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
C For the year ended February 29.
D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Fidelity California Municipal Money Market Fund
Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	2/28/06	8/31/05	2/28/05
0 – 30	93.5	91.4	94.8
31 – 90	3.4	3.0	0.1
91 – 180	3.1	0.7	5.1
181 – 397	0.0	4.9	0.0
Weighted Average Maturity
	2/28/06	8/31/05	2/28/05
Fidelity California Municipal Money
Market	12 Days	23 Days	13 Days
California Tax Free Money Market
Funds Average*	22 Days	29 Days	28 Days

Current and Historical Seven Day Yields
	2/27/06	11/28/05	8/29/05	5/30/05	2/28/05
California Municipal
Money Market Fund	2.67%	2.52%	2.05%	2.44%	1.38%
If Fidelity had not reimbursed
certain fund expenses	—	—	—	—	1.33%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report 26

Fidelity California Municipal Money Market Fund
Investments February 28, 2006
Showing Percentage of Net Assets

Municipal Securities 93.5%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – 91.9%
ABAG Fin. Auth. for Nonprofit Corps. Multi family Hsg. Rev.
(Vintage Chateau Proj.) Series A, 3.31%, LOC Union Bank
of California, VRDN (b)(c)	$ 12,200	$ 12,200
Alameda Corridor Trans. Auth. Rev. Participating VRDN:
Series BS 05 222 Class A, 3.29% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(d)	11,530	11,530
Series PZ 51, 3.24% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	11,685	11,685
Series PZ 70, 3.24% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	14,875	14,875
Alhambra Ctfs. of Prtn. Participating VRDN Series DB 193,
3.22% (Liquidity Facility Deutsche Bank AG) (b)(d)	15,975	15,975
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.)
Series 2000 A, 3.24%, LOC Fannie Mae, VRDN (b)(c)	14,288	14,288
Burbank Glendale Pasadena Arpt. Auth. Rev. Participating
VRDN:
Series MT 137, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,885	2,885
Series Putters 904, 3.23% (Liquidity Facility JPMorgan Chase
& Co.) (b)(c)(d)	5,725	5,725
California Dept. of Wtr. Resources Central Valley Proj. Wtr.
Sys. Rev. Participating VRDN:
Series PT 607, 3.22% (Liquidity Facility Bayerische Hypo-und
Vereinsbank AG) (b)(d)	6,585	6,585
Series ROC II R2068, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	5,515	5,515
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds:
Subseries 2005 G11, 3.17%, tender 3/2/06
(FSA Insured) (b)	50,000	50,000
Subseries 2005 G12, 3.17%, tender 3/2/06
(FGIC Insured) (b)	13,700	13,700
Subseries 2005 G14, 3.17%, tender 3/2/06
(FGIC Insured) (b)	33,000	33,000
Participating VRDN:
Series EGL 02 6017 Class A, 3.21% (Liquidity Facility
Citibank NA, New York) (b)(d)	12,100	12,100
Series EGL 03 19, 3.21% (Liquidity Facility Citibank NA,
New York) (b)(d)	6,930	6,930
Series Putters 309, 3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	13,095	13,095
Series Putters 322, 3.21% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	11,620	11,620

See accompanying notes which are an integral part of the financial statements.

27		Annual Report

Fidelity California Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: -
continued
Participating VRDN:
Series Putters 532Z, 3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	$ 2,500	$ 2,500
California Dept. of Wtr. Resources Wtr. Rev. Participating
VRDN:
Series Putters 664, 3.21% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	3,400	3,400
Series ROC II R2062, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	5,740	5,740
California Econ. Recovery Participating VRDN:
Series EGL 04 22, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	26,600	26,600
Series ROC II R2114, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	5,135	5,135
Series ROC II R6013, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	10,750	10,750
California Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 03 45, 3.21% (Liquidity Facility Citibank NA,
New York) (b)(d)	6,775	6,775
Series PA 542, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	8,105	8,105
California Edl. Facilities Rev. Participating VRDN Series AAB
05 32, 3.2% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	12,000	12,000
California Gen. Oblig.:
Bonds Series AAB 00 1, 3.2%, tender 3/7/06 (Liquidity
Facility ABN AMRO Bank NV) (b)(d)	19,065	19,065
Participating VRDN:
Series 01 777X, 3.22% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	11,670	11,670
Series EGL 04 1013 Class A, 3.21% (Liquidity Facility
Citibank NA) (b)(d)	9,900	9,900
Series Merlots 02 A17, 3.22% (Liquidity Facility Wachovia
Bank NA) (b)(d)	12,225	12,225
Series Merlots B45, 3.22% (Liquidity Facility Wachovia
Bank NA) (b)(d)	32,865	32,865
Series PA 1231, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	11,370	11,370
Series PA 1300, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,000	5,000
Series PA 1311, 3.23% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	9,155	9,155

See accompanying notes which are an integral part of the financial statements.

Annual Report 28

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
Participating VRDN:
Series PT 1252, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	$ 23,945	$ 23,945
Series PT 1389, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,095	5,095
Series PT 2272, 3.22% (Liquidity Facility Dexia Cr. Local
de France) (b)(d)	5,375	5,375
Series PT 2485, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	3,000	3,000
Series PT 964, 3.22% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	11,800	11,800
Series Putters 1131, 3.21% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	7,000	7,000
Series Putters 1174, 3.21% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	8,835	8,835
Series Putters 245, 3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	6,660	6,660
Series Putters 557Z, 3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	6,445	6,445
Series ROC II R438CE, 3.26% (Liquidity Facility Citibank
NA) (b)(c)(d)	9,375	9,375
Series SG 95, 3.22% (Liquidity Facility Societe Generale) (b)(d)	9,385	9,385
Series SGB 62, 3.21% (Liquidity Facility Societe
Generale) (b)(d)	10,000	10,000
Series TOC 05 HH, 3.21% (Liquidity Facility Goldman
Sachs Group, Inc.) (b)(d)	1,200	1,200
RAN 4.5% 6/30/06	67,100	67,427
Series 2005 B6, 2.95%, LOC KBC Bank NV, VRDN (b)	10,000	10,000
3.07% 3/8/06 (Liquidity Facility Bank of Nova Scotia, New
York Agcy.) (Liquidity Facility Societe Generale), CP	14,200	14,200
3.1% 3/7/06 (Liquidity Facility Bank of Nova Scotia, New
York Agcy.) (Liquidity Facility Societe Generale), CP	26,400	26,400
3.13% 3/9/06 (Liquidity Facility Bank of Nova Scotia, New
York Agcy.) (Liquidity Facility Societe Generale), CP	38,900	38,900
3.14% 3/6/06 (Liquidity Facility Bank of Nova Scotia, New
York Agcy.) (Liquidity Facility Societe Generale), CP	39,300	39,300
3.14% 3/14/06 (Liquidity Facility Bank of Nova Scotia,
New York Agcy.) (Liquidity Facility Societe Generale), CP .	41,200	41,200
3.15% 3/6/06 (Liquidity Facility Bank of Nova Scotia, New
York Agcy.) (Liquidity Facility Societe Generale), CP	11,100	11,100
3.25% 4/6/06 (Liquidity Facility Bank of Nova Scotia, New
York Agcy.) (Liquidity Facility Societe Generale), CP	45,000	45,000

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Fidelity California Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Health Facilities Fing. Auth. Rev. Participating VRDN
Series PT 953, 3.24% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 6,495	$ 6,495
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series MT 198, 3.25% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	3,995	3,995
Series MT 208, 3.25% (Liquidity Facility Lloyds TSB Bank
PLC) (b)(c)(d)	25,915	25,915
Series MT 211, 3.25% (Liquidity Facility Lloyds TSB Bank
PLC) (b)(c)(d)	13,785	13,785
Series MT 22, 3.25% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	11,090	11,090
Series MT 225, 3.25% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	26,145	26,145
Series MT 36, 3.25% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	20,000	20,000
Series MT 4, 3.25% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	9,995	9,995
Series MT 7, 3.25% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	47,495	47,495
Series MT 73, 3.25% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	10,000	10,000
Series MT 79, 3.25% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	5,480	5,480
Series MT 85, 3.22% (Liquidity Facility Lloyds TSB Bank
PLC) (b)(d)	12,230	12,230
Series PT 2353, 3.25% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	16,500	16,500
Series PT 2399, 3.25% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	8,085	8,085
Series PT 997, 3.25% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	2,875	2,875
Series PT 998, 3.25% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	47,000	47,000
Series 2001 E, 3.2%, LOC Fannie Mae, VRDN (b)(c)	22,500	22,500
Series 2005 B, 3.19% (AMBAC Insured), VRDN (b)(c)	32,295	32,295
Series 2005 D, 3.2% (Liquidity Facility Bayerische Landesbank
Girozentrale) (Liquidity Facility WestLB AG), VRDN (b)(c)	47,475	47,475
Series 2005 F:
3.23% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	20,000	20,000
3.23% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	56,685	56,685

See accompanying notes which are an integral part of the financial statements.

Annual Report 30

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Hsg. Fin. Agcy. Home Mtg. Rev.: – continued
Series D, 3.2% (Liquidity Facility Bayerische Landesbank
Girozentrale) (Liquidity Facility WestLB AG), VRDN (b)(c) .	$ 43,950	$ 43,950
Series Q, 3.23% (AMBAC Insured), VRDN (b)(c)	19,185	19,185
California Infrastructure & Econ. Dev. Bank Rev. Participating
VRDN:
Series EGL 03 42, 3.21% (Liquidity Facility Citibank NA,
New York) (b)(d)	7,500	7,500
Series EGL 03 46, 3.21% (Liquidity Facility Citibank NA,
New York) (b)(d)	7,700	7,700
Series EGL 04 28 Class A, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	7,000	7,000
Series PA 1202R, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,000	5,000
Series Putters 492, 3.21% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	10,595	10,595
Series SG 172, 3.22% (Liquidity Facility Societe
Generale) (b)(d)	27,600	27,600
Series SGB 50, 3.21% (Liquidity Facility Societe
Generale) (b)(d)	12,635	12,635
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
Participating VRDN:
Series Putters 475, 3.23% (Liquidity Facility JPMorgan
Chase Bank) (b)(c)(d)	12,495	12,495
Series ROC II R396, 3.25% (Liquidity Facility Citibank
NA) (b)(c)(d)	12,180	12,180
(Pacific Gas & Elec. Co. Proj.):
Series 1996 E, 2.97%, LOC JPMorgan Chase Bank,
VRDN (b)	21,825	21,825
Series 1997 B, 3.02%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	7,400	7,400
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.
(Republic Services, Inc. Proj.) 3.43%, VRDN (b)(c)	18,000	18,000
California Pub. Works Board Lease Rev. Participating VRDN:
Series PT 3262, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	22,285	22,285
Series Putters 1175, 3.21% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	5,160	5,160
Series Putters 610, 3.21% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	3,765	3,765

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Fidelity California Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California State Univ. Rev. & Colleges Participating VRDN:
Series EGL 7050014, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	$ 20,000	$ 20,000
Series SG 170, 3.22% (Liquidity Facility Societe
Generale) (b)(d)	11,700	11,700
California Statewide Cmnty. Dev. Auth. Multi-family Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 3.24%, LOC Fannie
Mae, VRDN (b)(c)	3,350	3,350
(Bristol Apts. Proj.) Series Z, 3.24%, LOC Freddie Mac,
VRDN (b)(c)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 3.25%, LOC
Fannie Mae, VRDN (b)(c)	28,800	28,800
(Crocker Oaks Apts. Proj.) Series 2001 H, 3.24%, LOC
Fannie Mae, VRDN (b)(c)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 3.24%, LOC Fannie Mae,
VRDN (b)(c)	20,000	20,000
(Grove Apts. Proj.) Series X, 3.24%, LOC Fannie Mae,
VRDN (b)(c)	6,150	6,150
(Irvine Apt. Communities LP Proj.):
Series 2001 W1, 3.24%, LOC Wells Fargo Bank NA, San
Francisco, VRDN (b)(c)	12,400	12,400
Series 2001 W2, 3.24%, LOC Wells Fargo Bank NA, San
Francisco, VRDN (b)(c)	22,788	22,788
(Maple Square Apt. Proj.) Series AA, 3.27%, LOC Citibank
NA, VRDN (b)(c)	7,200	7,200
(Marlin Cove Apts. Proj.) Series V, 3.24%, LOC Fannie Mae,
VRDN (b)(c)	16,000	16,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 3.27%,
LOC Bank of America NA, VRDN (b)(c)	33,800	33,800
(Northwood Apts. Proj.) Series N, 3.24%, LOC Freddie Mac,
VRDN (b)(c)	5,000	5,000
(Oakmont Stockton Proj.) Series 1997 C, 3.32% (Gen. Elec.
Cap. Corp. Guaranteed), VRDN (b)(c)	5,960	5,960
(River Run Sr. Apts. Proj.) Series LL, 3.24%, LOC Fannie
Mae, VRDN (b)(c)	13,805	13,805
(Terraces at Park Marino Proj.) Series I, 3.3%, LOC
California Teachers Retirement Sys., VRDN (b)(c)	7,155	7,155
(The Crossings at Elk Grove Apts.) Series H, 3.27%, LOC
Citibank NA, VRDN (b)(c)	15,000	15,000
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 3.27%,
LOC Citibank NA, VRDN (b)(c)	7,425	7,425
(Villa Paseo Proj.) 3.24%, LOC Fed. Home Ln. Bank, San
Francisco, VRDN (b)(c)	4,000	4,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Statewide Cmnty. Dev. Auth. Multi-family Rev.: -
continued
(Vineyard Creek Apts. Proj.) Series 2003 W, 3.24%, LOC
Fed. Home Ln. Bank, San Francisco, VRDN (b)(c)	$ 16,200	$ 16,200
(Wilshire Court Proj.) Series M, 3.24%, LOC Fannie Mae,
VRDN (b)(c)	17,500	17,500
California Statewide Cmnty. Dev. Corp. Rev.:
(Lansmont Corp. Proj.) Series 1996 G, 3.29%, LOC Wells
Fargo Bank NA, San Francisco, VRDN (b)(c)	1,250	1,250
(Merrill Packaging Proj.) 3.29%, LOC Wells Fargo Bank NA,
San Francisco, VRDN (b)(c)	950	950
(Rix Industries Proj.) Series 1996 I, 3.29%, LOC Wells Fargo
Bank NA, San Francisco, VRDN (b)(c)	1,280	1,280
(Supreme Truck Bodies of California Proj.) 3.29%, LOC
JPMorgan Chase Bank, VRDN (b)(c)	1,400	1,400
California Statewide Cmntys. Dev. Auth. Iam Commercial
Paper Bonds (Kaiser Permanente Health Sys. Proj.) Series
2004 K, 3.17% tender 4/13/06, CP mode	14,000	14,000
California Statewide Cmntys. Dev. Auth. Rev. (JTF Enterprises
LLC Proj.) Series 1996 A, 3.29%, LOC Bank of America NA,
VRDN (b)(c)	3,000	3,000
Carson Redev. Agcy. Participating VRDN Series ROC II R2076,
3.21% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	3,165	3,165
Chico Redev. Agcy. Participating VRDN Series DB 192, 3.22%
(Liquidity Facility Deutsche Bank AG) (b)(d)	13,630	13,630
Clovis Unified School District Participating VRDN Series PZ 49,
3.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,560	3,560
Contra Costa County Multi-family Hsg. Rev. (Del Norte Place
Apt. Proj.) Series 1994, 3.13%, LOC Freddie Mac,
VRDN (b)(c)	10,610	10,610
Dublin Unified School District Participating VRDN:
Series PT 2633, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,015	6,015
Series Putters 809, 3.21% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	5,710	5,710
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 7053015, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	10,000	10,000
Series ROC II R4028, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	7,535	7,535

See accompanying notes which are an integral part of the financial statements.

33		Annual Report

Fidelity California Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
East Bay Muni. Util. District Wtr. Sys. Rev.: – continued
Series 1988:
3.11% 3/13/06, CP	$ 11,700	$ 11,700
3.17% 4/7/06, CP	6,000	6,000
Series 1998, 2.93% 3/9/06, CP	17,900	17,900
Elk Grove Fin. Auth. Spl. Tax Rev. Participating VRDN Series
DB 190, 3.22% (Liquidity Facility Deutsche Bank AG) (b)(d) .	5,185	5,185
Fairfield Suisun Unified School District Participating VRDN Series
ROC II R 6019, 3.21% (Liquidity Facility Citibank NA) (b)(d)	5,940	5,940
Fontana Pub. Fing. Authorized Tax Allocation Rev.
Participating VRDN Series Putters 707, 3.21% (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)	2,080	2,080
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 3.22% (Liquidity Facility Wachovia
Bank NA) (b)(d)	3,650	3,650
Series PZ 57, 3.24% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,775	6,775
Series ROC II R4540, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	7,520	7,520
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2,
3.27% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	4,160	4,160
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View
Sr. Villas Proj.) Series 1990 A, 3.28%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	9,100	9,100
Golden State Tobacco Securitization Corp. Participating
VRDN:
Series Best 05 230, 3.29% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(d)	7,175	7,175
Series DB 195, 3.26% (Liquidity Facility Deutsche Bank
AG) (b)(d)	2,085	2,085
Series EGL 7053007, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	31,800	31,800
Series EGL 7053009, 3.22% (Liquidity Facility Citibank
NA) (b)(d)	19,800	19,800
Series EGL 7053017, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	105,500	105,500
Series LB 05 FC1, 3.23% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (b)(d)	10,000	10,000
Series LB 05 FC2, 3.23% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (b)(d)	13,545	13,545
Series MSTC 238, 3.29% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(d)	7,510	7,510
See accompanying notes which are an integral part of the financial statements.

Annual Report 34

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Golden State Tobacco Securitization Corp. Participating
VRDN: – continued
Series PA 1236, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	$ 3,535	$ 3,535
Series PZ 86, 3.24% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,050	5,050
Series ROC II R411CE, 3.23% (Liquidity Facility Citibank
NA) (b)(d)	13,695	13,695
Series ROC II R443CE, 3.23% (Liquidity Facility Citibank
NA) (b)(d)	9,185	9,185
Series ROC II R448CE, 3.23% (Liquidity Facility Citibank
NA) (b)(d)	7,500	7,500
Series TOC 04 B, 3.21% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)	17,500	17,500
Series TOC 06 E, 3.21% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)	13,750	13,750
Golden West Schools Fing. Auth. Participating VRDN:
Series CDCM 05 21, 3.22% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(d)	10,085	10,085
Series DB 164, 3.22% (Liquidity Facility Deutsche Bank
AG) (b)(d)	9,975	9,975
Series PT 2985, 3.22% (Liquidity Facility Dexia Cr. Local de
France) (b)(d)	5,765	5,765
Goleta Wtr. District Rev. Ctfs. of Prtn. Participating VRDN
Series ROC II R2050, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	3,480	3,480
Hacienda Puente Unified School District Participating VRDN
Series PT 2877, 3.22% (Liquidity Facility Dexia Cr. Local de
France) (b)(d)	8,830	8,830
La Quinta Fing. Auth. Local Agcy. Rev. Participating VRDN
Series ROC II R412, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	5,580	5,580
Lassen Muni. Util. District Rev. Series 1996 A, 3.23% (FSA
Insured), VRDN (b)(c)	3,125	3,125
Long Beach Unified School District Participating VRDN ROC II
® 4560, 3.21% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	7,005	7,005
Long Beach Hbr. Rev. Participating VRDN:
Series MS 00 418, 3.22% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	18,190	18,190
Series MS 01 786X, 3.22% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	5,570	5,570
Series MT 140, 3.23% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	3,330	3,330

See accompanying notes which are an integral part of the financial statements.

35		Annual Report

Fidelity California Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Long Beach Hbr. Rev. Participating VRDN: – continued
Series PT 2579, 3.23% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	$ 3,170	$ 3,170
Series PT 2580, 3.23% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	5,000	5,000
Series PT 2708, 3.23% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	5,760	5,760
Series PT 2756, 3.23% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,565	2,565
Series PT 2936, 3.23% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	5,255	5,255
Series Putters 1106, 3.23% (Liquidity Facility JPMorgan
Chase & Co.) (b)(c)(d)	2,995	2,995
Series Putters 730, 3.23% (Liquidity Facility JPMorgan Chase
& Co.) (b)(c)(d)	1,795	1,795
Series SG 147, 3.23% (Liquidity Facility Societe
Generale) (b)(c)(d)	9,890	9,890
Series Stars 84, 3.23% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	10,190	10,190
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.
(Metropolitan Lofts Apts. Proj.) Series 2002 A, 3.27%, LOC
Bank of America NA, VRDN (b)(c)	17,500	17,500
Los Angeles County Metropolitan Trans. Auth. Rev.
Participating VRDN Series SGB 1, 3.21% (Liquidity Facility
Societe Generale) (b)(d)	12,575	12,575
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.
Participating VRDN:
Series EGL 04 16, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	8,900	8,900
Series EGL 04 46 Class A, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	9,700	9,700
Los Angeles County Pub. Works Fing. Auth. Lease Rev.
Participating VRDN Series Merlots 00 JJJ, 3.22% (Liquidity
Facility Wachovia Bank NA) (b)(d)	16,000	16,000
Los Angeles Dept. Arpts. Rev. Participating VRDN Series SG
61, 3.23% (Liquidity Facility Societe Generale) (b)(c)(d)	13,055	13,055
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series EGL 06 10, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	13,000	13,000
Series EGL 7053026, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	39,000	39,000
Series ROC II R4033, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	10,360	10,360

See accompanying notes which are an integral part of the financial statements.

Annual Report 36

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN: -
continued
Series ROC II R4510, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	$ 6,815	$ 6,815
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating
VRDN:
Series EGL 06 34, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	17,555	17,555
Series Merlots 99 L, 3.22% (Liquidity Facility Wachovia Bank
NA) (b)(d)	23,300	23,300
Series ROC II R516, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	11,600	11,600
Los Angeles Gen. Oblig. Participating VRDN Series PT 2324,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,000	3,000
Los Angeles Hbr. Dept. Rev.:
Participating VRDN:
Series MS 00 349, 3.22% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	7,360	7,360
Series SG 59, 3.23% (Liquidity Facility Societe
Generale) (b)(c)(d)	13,675	13,675
Series 2002 B:
3.15% 3/13/06, CP (c)	19,943	19,943
3.15% 3/14/06, CP (c)	20,172	20,172
3.2% 3/15/06, CP (c)	7,465	7,465
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts.
Proj.) Series D, 3.27%, LOC Citibank NA, VRDN (b)(c)	9,767	9,767
Los Angeles Single Family Mortgage Rev. Series 2004 A:
3.2% (Liquidity Facility State Street Bank & Trust Co., Boston),
VRDN (b)(c)	17,065	17,065
3.2% (Liquidity Facility State Street Bank & Trust Co., Boston),
VRDN (b)(c)	12,935	12,935
Los Angeles Unified School District Participating VRDN:
Series EGL 03 43, 3.21% (Liquidity Facility Citibank NA,
New York) (b)(d)	4,900	4,900
Series EGL 03 49, 3.21% (Liquidity Facility Citibank NA,
New York) (b)(d)	4,800	4,800
Series Merlots 03 B37, 3.22% (Liquidity Facility Wachovia
Bank NA) (b)(d)	5,480	5,480
Series PA 1116, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	3,845	3,845
Series PA 792R, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	8,945	8,945

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Fidelity California Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Los Angeles Unified School District Participating VRDN: -
continued
Series Putters 488, 3.21% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	$ 28,180	$ 28,180
Series Putters 998, 3.21% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	14,565	14,565
Series ROC II R24, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	6,495	6,495
Series ROC II R25, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	6,665	6,665
Series SG 162, 3.22% (Liquidity Facility Societe
Generale) (b)(d)	25,000	25,000
Series Solar 06 18, 3.22% (Liquidity Facility U.S. Bank NA,
Minnesota) (b)(d)	5,270	5,270
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 7053003 Class A, 3.21% (Liquidity Facility
Citibank NA) (b)(d)	10,000	10,000
Series ROC II R4034, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	8,660	8,660
Series TOC 05 TT, 3.21% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)	30,665	30,665
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Participating VRDN
ROC II R335, 3.21% (Liquidity Facility Citibank NA) (b)(d)	4,145	4,145
Manteca Redev. Agcy. Tax Allocation Rev. Participating VRDN
Series ROC II R508, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	3,000	3,000
Metropolitan Wtr. District Southern California Wtrwks. Rev.
Participating VRDN:
Series FRRI 00 A6, 3.48% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (b)(d)	5,300	5,300
Series Merlots 99 O, 3.22% (Liquidity Facility Wachovia
Bank NA) (b)(d)	9,500	9,500
Milpitas Redev. Agcy. Participating VRDN:
Series ROC II R2057, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	9,025	9,025
Series ROC II R2145, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	8,615	8,615
Series ROC II R4538, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	8,210	8,210
Series ROC II R4557, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	6,305	6,305

See accompanying notes which are an integral part of the financial statements.

Annual Report 38

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Milpitas Unified School District Participating VRDN Series
Putters 615, 3.21% (Liquidity Facility JPMorgan Chase &
Co.) (b)(d)	$ 8,735	$ 8,735
North Orange County Cmnty. College District Rev.
Participating VRDN Series PZ 68, 3.24% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	5,220	5,220
Northern California Transmission Auth. Rev. Series B, 3.26%
4/5/06, LOC WestLB AG, CP	5,000	5,000
Norwalk– Mirada Unified School District Participating VRDN
Series SG 169, 3.22% (Liquidity Facility Societe
Generale) (b)(d)	8,000	8,000
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A,
3.22% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,000	3,000
Oakland Swr. Rev. Participating VRDN Series Putters 631,
3.21% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,440	2,440
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts.
Proj.) Series 1999 A, 3.25%, LOC Fannie Mae, VRDN (b)(c)	21,000	21,000
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 3.27% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	29,680	29,680
Series MS 1192X, 3.22% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	13,000	13,000
Series PA 1053, 3.23% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	15,070	15,070
Series PT 2688, 3.23% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	9,900	9,900
Series PT 2755, 3.23% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,660	2,660
Series Putters 684, 3.23% (Liquidity Facility JPMorgan Chase
& Co.) (b)(c)(d)	2,785	2,785
Series Putters 863, 3.23% (Liquidity Facility JPMorgan Chase
& Co.) (b)(c)(d)	2,635	2,635
Series Putters 889, 3.23% (Liquidity Facility JPMorgan Chase
Bank) (b)(c)(d)	4,665	4,665
Series RobIns 5, 3.2% (Liquidity Facility Bank of New York,
New York) (b)(c)(d)	16,690	16,690
Port of Oakland Port Rev. Participating VRDN Series PA 1093,
3.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	7,975	7,975
Puttable Floating Option Tax Receipts Participating VRDN:
Series PZP 2, 3.33% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,475	7,475
Series PZP 8, 3.28% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,475	4,475

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Fidelity California Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Puttable Floating Option Tax Receipts Participating VRDN: -
continued
Series PZP 9, 3.28% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 12,100	$ 12,100
Rancho Santiago Cmnty. College District Participating VRDN:
Series Floaters 05 23, 3.21% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	10,555	10,555
Series ROC II R2017, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	5,240	5,240
Series ROC II R2181, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	2,810	2,810
Riverside County Gen. Oblig. Series 2005 B1, 3.12% 4/6/06,
LOC WestLB AG, CP	12,700	12,700
Riverside County Single Family Rev. Participating VRDN Series
PT 2351, 3.22% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	7,195	7,195
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.)
3.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	4,830	4,830
Sacramento City Fing. Auth. Rev. Participating VRDN:
Series MSTC 05 246, 3.29% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(d)	7,320	7,320
Series TOC 06 Z3, 3.24% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)	5,125	5,125
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(Deer Park Apts. Proj.) Issue A, 3.24%, LOC Fannie Mae,
VRDN (b)(c)	13,200	13,200
(Natomas Park Apts. Proj.) Series Issue B, 3.24%, LOC
Fannie Mae, VRDN (b)(c)	13,550	13,550
Sacramento County Sanitation District Fing. Auth. Rev.
Participating VRDN Series ROC II R504, 3.21% (Liquidity
Facility Citibank NA) (b)(d)	3,230	3,230
Sacramento County Single Family Mtg. Rev. Participating
VRDN:
Series PT 2326, 3.22% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	16,445	16,445
Series PT 2327, 3.22% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	8,970	8,970
Series PT 2331, 3.22% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	6,770	6,770
Sacramento Hsg. Auth. Multi-family (Phoenix Park II Apts.
Proj.) 3.27%, LOC Citibank NA, VRDN (b)(c)	20,000	20,000
Sacramento Muni. Util. District Elec. Rev. Series I, 3.08%
4/18/06, LOC Bayerische Landesbank Girozentrale, LOC
JPMorgan Chase Bank, CP	33,300	33,300
See accompanying notes which are an integral part of the financial statements.

Annual Report 40

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
San Bernardino County Ctfs. of Prtn. Participating VRDN
Series ROC II R 2139, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	$ 8,365	$ 8,365
San Diego Cmnty. College District Participating VRDN Series
ROC II R7016, 3.21% (Liquidity Facility Citibank NA) (b)(d) .	5,430	5,430
San Diego County Reg’l. Arpt. Auth. Arpt. Rev. Participating
VRDN:
Series DB 181, 3.23% (Liquidity Facility Deutsche Bank
AG) (b)(c)(d)	5,950	5,950
Series PT 3251, 3.23% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	5,910	5,910
San Diego Unified School District Participating VRDN Series
ROC II R2112 3.21% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(d)	4,915	4,915
San Francisco Bldg. Auth. Lease Rev. Participating VRDN
Series Putters 1200, 3.21% (Liquidity Facility Dresdner Bank
AG) (b)(d)	11,780	11,780
San Francisco City & County Arpts. Commission Int’l. Arpt.
Rev.:
Participating VRDN:
Series PT 899, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	4,765	4,765
Series Stars 125, 3.26% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	5,215	5,215
Series 33D, 3.2% (XL Cap. Assurance, Inc. Insured),
VRDN (b)(c)	14,100	14,100
San Francisco City & County Pub. Util. Commission Wtr. Rev.
3.13% 4/13/06, LOC Bank of America NA, CP	5,000	5,000
San Francisco City & County Redev. Agcy. Multi-family Hsg.
Rev. (Mission Creek Cmnty. Proj.) Series B, 3.3%, LOC
Citibank NA, New York, VRDN (b)(c)	21,700	21,700
San Francisco City & County Unified School District
Participating VRDN Series Putters 549, 3.21% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	5,370	5,370
San Francisco County Trans. Auth. Series 2004 A, 3.1%
3/8/06 (Liquidity Facility Landesbank Baden-Wuert), CP	15,800	15,800
San Jose Arpt. Rev. Participating VRDN Series ROC II R2004,
3.21% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	2,560	2,560
San Jose Fin. Auth. Rev. 3.09% 4/4/06, LOC State Street Bank &
Trust Co., Boston, LOC California Teachers Retirement Sys., CP	9,345	9,345
San Jose Multi family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series D, 3.24%, LOC Fannie
Mae, VRDN (b)(c)	26,300	26,300

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Fidelity California Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
San Jose Multi-family Hsg. Rev.: – continued
(Kennedy Apt. Homes Proj.) Series K, 3.24%, LOC Fannie
Mae, VRDN (b)(c)	$ 9,775	$ 9,775
San Jose Redev. Agcy. Tax Allocation Participating VRDN
Series Putters 1085, 3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	7,095	7,095
San Mateo County Trans. District Sales Tax Rev. Participating
VRDN Series TOC 05 DD, 3.21% (Liquidity Facility Goldman
Sachs Group, Inc.) (b)(d)	7,000	7,000
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev.
(Timberwood Apts. Proj.) Series B, 3.28%, LOC Union Bank
of California, VRDN (b)(c)	9,215	9,215
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating
VRDN Series Merlots 00 MM, 3.22% (Liquidity Facility
Wachovia Bank NA) (b)(d)	14,530	14,530
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 3.24%, LOC Fannie
Mae, VRDN (b)(c)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 3.24%, LOC Fannie
Mae, VRDN (b)(c)	19,925	19,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa
Rosa Hsg. Partners Proj.) Series 1997 A, 3.23%, LOC U.S.
Bank NA, Minnesota, VRDN (b)(c)	1,950	1,950
Sequoia Union High School District Bonds Series AAB 03 2,
3.2%, tender 3/7/06 (Liquidity Facility ABN-AMRO Bank
NV) (b)(d)	12,100	12,100
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.)
Series A, 3.24%, LOC Fannie Mae, VRDN (b)(c)	15,500	15,500
South Orange County Pub. Fing. Auth. Spl. Tax Rev.
Participating VRDN Series Putters 470, 3.21% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	5,220	5,220
Southern California Home Fing. Auth. Single Family Rev.
Participating VRDN Series MT 90, 3.25% (Liquidity Facility
Landesbank Hessen-Thuringen) (b)(c)(d)	116,570	116,571
Southern California Pub. Pwr. Auth. Rev. Participating VRDN
Series Merlots 02 A62, 3.22% (Liquidity Facility Wachovia
Bank NA) (b)(d)	34,230	34,230
Sunnyvale School District Participating VRDN Series PT 2710,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,770	5,770
Univ. of California Revs. Participating VRDN:
Series EGL 7050006, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	2,445	2,445
Series EGL 7050084, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	16,500	16,500

See accompanying notes which are an integral part of the financial statements.

Annual Report 42

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Univ. of California Revs. Participating VRDN: – continued
Series Merlots 97 G, 3.22% (Liquidity Facility Wachovia
Bank NA) (b)(d)	$ 13,430	$ 13,430
Series PT 872, 3.22% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	8,265	8,265
Series Putters 1201, 3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	5,240	5,240
Series TOC 05 FF, 3.21% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)	12,145	12,145
Walnut Energy Ctr. Auth. Rev. Participating VRDN Series
Putters 583, 3.21% (Liquidity Facility JPMorgan Chase &
Co.) (b)(d)	5,195	5,195
William S. Hart Union High School District Participating VRDN
Series SG 171, 3.22% (Liquidity Facility Societe Generale) (b)(d)	8,600	8,600
Yucaipa Valley Wtr. District Wtr. Sys. Rev. Participating VRDN
Series ROC II R 2130, 3.21% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	3,515	3,515
		3,764,131
Puerto Rico 1.6%
JPMorgan Chase Bank NA as Enhancement Custodian Bonds
3.25% 7/24/06, LOC Societe Generale (a)	24,400	24,400
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.5%
7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC
BNP Paribas SA	27,700	27,841
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Participating VRDN Series MACN 06 H, 3.18% (Liquidity
Facility Bank of America NA) (b)(d)	13,475	13,475
		65,716

TOTAL INVESTMENT PORTFOLIO – 93.5%
(Cost $3,829,847)		3,829,847

NET OTHER ASSETS – 6.5%		265,960
NET ASSETS 100%		$ 4,095,807

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION NOTE
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

Fidelity California Municipal Money Market Fund Investments continued

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $24,400,000 or
0.6% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Provides evidence of ownership in one
or more underlying municipal bonds.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)

Fidelity Municipal Cash Central Fund	$ 26

Income Tax Information

At February 28, 2006, the fund had a capital loss carryforward of approximately $10,000 all of which will expire on February 28, 2013.

See accompanying notes which are an integral part of the financial statements.

Annual Report 44

Fidelity California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		February 28, 2006

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $3,829,847)		$ 3,829,847
Cash		199,145
Receivable for investments sold		40,982
Receivable for fund shares sold		63,997
Interest receivable		21,217
Prepaid expenses		14
Other receivables		977
Total assets		4,156,179

Liabilities
Payable for fund shares redeemed	$ 57,870
Distributions payable	87
Accrued management fee	1,241
Other affiliated payables	942
Other payables and accrued expenses	232
Total liabilities		60,372

Net Assets		$ 4,095,807
Net Assets consist of:
Paid in capital		$ 4,095,813
Undistributed net investment income		84
Accumulated undistributed net realized gain (loss) on
investments		(90)
Net Assets, for 4,094,959 shares outstanding		$ 4,095,807
Net Asset Value, offering price and redemption price per
share ($4,095,807 ÷ 4,094,959 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

45 Annual Report

Fidelity California Municipal Money Market Fund
Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended February 28, 2006

Investment Income
Interest		$ 96,679
Income from affiliated Central Funds		26
Total income		96,705

Expenses
Management fee	$ 13,934
Transfer agent fees	4,918
Accounting fees and expenses	318
Independent trustees’ compensation	16
Custodian fees and expenses	60
Registration fees	106
Audit	55
Legal	14
Miscellaneous	147
Total expenses before reductions	19,568
Expense reductions	(4,143)	15,425

Net investment income		81,280
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		47
Net increase in net assets resulting from operations		$ 81,327

See accompanying notes which are an integral part of the financial statements.

Annual Report

46

Statement of Changes in Net Assets
		Year ended	Year ended
		February 28,	February 28,
Amounts in thousands		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income		$ 81,280	$ 27,408
Net realized gain (loss)		47	(125)
Net increase in net assets resulting
from operations		81,327	27,283
Distributions to shareholders from net investment income	.	(81,250)	(27,442)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares		15,764,573	10,208,647
Reinvestment of distributions		80,226	27,189
Cost of shares redeemed		(15,222,801)	(9,660,527)
Net increase (decrease) in net assets and shares
resulting from share transactions		621,998	575,309
Total increase (decrease) in net assets		622,075	575,150

Net Assets
Beginning of period		3,473,732	2,898,582
End of period (including undistributed net investment
income of $84 and undistributed net investment
income of $54, respectively)		$ 4,095,807	$ 3,473,732

See accompanying notes which are an integral part of the financial statements.

47 Annual Report

Financial Highlights

Years ended February 28,	2006	2005	2004C	2003	2002
Selected Per Share Data
Net asset value,
beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment
Operations
Net investment income	022	.009	.006	.010	.019
Distributions from net investment
income	(.022)	(.009)	(.006)	(.010)	(.019)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	2.19%	.87%	.57%	.99%	1.89%
Ratios to Average Net AssetsB
Expenses before reductions	52%	.53%	.52%	.52%	.52%
Expenses net of fee waivers,
if any	52%	.53%	.52%	.52%	.52%
Expenses net of all reductions	41%	.50%	.50%	.49%	.48%
Net investment income	2.18%	.88%	.56%	.98%	1.86%
Supplemental Data
Net assets, end of period
(in millions)	$ 4,096	$ 3,474	$ 2,899	$ 2,626	$ 2,239

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
C For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

48

Notes to Financial Statements

For the period ended February 28, 2006 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity California AMT Tax Free Money Market Fund and Fidelity California Municipal Money Market Fund (the funds) are funds of Fidelity California Municipal Trust II (the trust). On July 21, 2005 the Board of Trustees approved a change in the name of Spartan California Municipal Money Market Fund to Fidelity California AMT Tax Free Money Market Fund effective August 15, 2005. The trust is registered under the Invest ment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of California. Certain funds may invest in affiliated money market central funds (Money Market Central Funds) which are open end invest ment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summa rizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by com pliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribu tion for income tax purposes.

49 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to deferred trustees compensation, and losses deferred due to excise tax regulations.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity California AMT Tax Free
Money Market Fund	$ 2,104,213	$ —	$ —	$ —
Fidelity California Municipal
Money Market Fund	3,829,847	—	—	—

		Undistributed	Undistributed
		Ordinary	Long-term	Capital Loss
		Income	Capital Gain	Carryforward
Fidelity California AMT Tax Free Money
Market Fund		$ 128	$ —	$ —
Fidelity California Municipal Money
Market Fund		87	—	(10)

The tax character of distributions paid was as follows:

February 28, 2006	Tax-exempt	Ordinary	Long-term
	Income	Income	Capital Gains	Total
Fidelity California AMT Tax Free
Money Market Fund	$ 42,654	$ —	$ —	$ 42,654
Fidelity California Municipal
Money Market Fund	81,250	—	—	81,250

February 28, 2005	Tax-exempt	Ordinary	Long-term
	Income	Income	Capital Gains	Total
Fidelity California AMT Tax Free
Money Market Fund	$ 14,068	$ —	$ —	$ 14,068
Fidelity California Municipal
Money Market Fund	27,442	—	—	27,442

Annual Report	50

2. Operating Policies.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide Fidelity California Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the fund’s average net assets.

FMR and its affiliates provide Fidelity California AMT Tax Free Money Market Fund with investment management related services for which the fund pays a monthly manage ment fee that is based on an annual rate of .43% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Fidelity California Municipal Money Market Fund. Citibank has entered into a sub arrangement with Fidelity Service Com pany, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund’s transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Money Market Central Funds do not pay a management fee.

51 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

4. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Fidelity California AMT Tax Free Money Market Fund	35%	$ 1,467

Through an arrangement with Fidelity California AMT Tax Free Money Market Fund’s custodian and transfer agent, $1,518 of credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee.

In addition, through arrangements with Fidelity California Municipal Money Market Fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s expenses. All of the applicable expense reductions are noted in the table below.

	Custody	Transfer Agent	Accounting
	expense	expense	expense
	reduction	reduction	reduction
Fidelity California Municipal Money
Market Fund	$ 59	$ 3,973	$ 111

5. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Annual Report

52

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust II and the Shareholders of Fidelity California AMT Tax Free Money Market Fund (formerly Spartan California Municipal Money Market Fund) and Fidelity California Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California AMT Tax Free Money Market Fund (formerly Spartan California Municipal Money Market Fund) and Fidelity California Municipal Money Market Fund (funds of Fidelity California Municipal Trust II) at February 28, 2006, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereaf ter referred to as “financial statements”) are the responsibility of the Fidelity California Municipal Trust II’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts April 6, 2006

53 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 251 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

54

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of California Municipal Money Market (2005 present) and California AMT Tax Free Money Market (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Adminis trative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

55 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com pany (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Annual Report

56

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Labo ratories (private research and development, 2004 present). He is Chair man of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Process ing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

57 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

58

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

59 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity California Municipal Trust II. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present.)

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infir mary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of California Municipal Money Market and California AMT Tax Free Money Market. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and cer tain Balanced Funds (2005 present). Mr. Donovan also serves as Execu tive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Annual Report

60

Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of California Municipal Money Market and California AMT Tax Free Money Market. Mr. Morrison also serves as Vice Presi dent of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Divi sion. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointment: 2002

Vice President of California Municipal Money Market and California AMT Tax Free Money Market. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Alloca tion Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003 present) and an Executive Vice President of FMR (2005 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002).

Norman U. Lind (49)

Year of Election or Appointment: 2001

Vice President of California Municipal Money Market and California AMT Tax Free Money Market. Mr. Lind also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibili ties, Mr. Lind worked as a research analyst and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of California Municipal Money Market and California AMT Tax Free Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Com pany (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (1998 2005).

61 Annual Report

Trustees and Officers - continued

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of California Municipal Money Market and Califor nia AMT Tax Free Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of California Municipal Money Market and Cal ifornia AMT Tax Free Money Market. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at Pricewater houseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (39)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of California Municipal Money Market and California AMT Tax Free Money Market. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of California Municipal Money Market and California AMT Tax Free Money Market. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of California Municipal Money Market and California AMT Tax Free Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

Annual Report

62

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of California Municipal Money Market and California AMT Tax Free Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of California Municipal Money Market and California AMT Tax Free Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of California Municipal Money Market and California AMT Tax Free Money Market. Mr. Robins also serves as Deputy Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of profes sional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of California Municipal Money Market and Califor nia AMT Tax Free Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice Presi dent of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986 or 1989

Assistant Treasurer of California Municipal Money Market (1986) and California AMT Tax Free Money Market (1989). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

63 Annual Report

Trustees and Officers - continued

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of California Municipal Money Market and Cali fornia AMT Tax Free Money Market. Mr. Lydecker also serves as Assis tant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of California Municipal Money Market and California AMT Tax Free Money Market. Mr. Osterheld also serves as Assis tant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of California Municipal Money Market and Cali fornia AMT Tax Free Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of California Municipal Money Market and Cali fornia AMT Tax Free Money Market. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

64

Distributions

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2006, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity California AMT Tax Free Money Market Fund	$105,392

During fiscal year ended 2006, 100% of Fidelity California AMT Tax Free Money Market Fund’s and Fidelity California Municipal Money Market Fund’s income dividends were free from federal income tax, and 46.54% of Fidelity California Municipal Money Market Fund’s income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

65 Annual Report

Proxy Voting Results

A special meeting of the funds’ shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	1,930,551,155.64	95.654
Withheld	87,723,590.30	4.346
TOTAL	2,018,274,745.94	100.000
Albert R. Gamper, Jr.
Affirmative	1,929,188,053.82	95.586
Withheld	89,086,692.12	4.414
TOTAL	2,018,274,745.94	100.000
Robert M. Gates
Affirmative	1,928,271,156.63	95.541
Withheld	90,003,589.31	4.459
TOTAL	2,018,274,745.94	100.000
George H. Heilmeier
Affirmative	1,929,924,148.99	95.622
Withheld	88,350,596.95	4.378
TOTAL	2,018,274,745.94	100.000
Abigail P. Johnson
Affirmative	1,921,154,526.16	95.188
Withheld	97,120,219.78	4.812
TOTAL	2,018,274,745.94	100.000
Edward C. Johnson 3d
Affirmative	1,919,752,941.40	95.119
Withheld	98,521,804.54	4.881
TOTAL	2,018,274,745.94	100.000
Stephen P. Jonas
Affirmative	1,928,513,087.92	95.553
Withheld	89,761,658.02	4.447
TOTAL	2,018,274,745.94	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	1,928,842,783.44	95.569
Withheld	89,431,962.50	4.431
TOTAL	2,018,274,745.94	100.000

Ned C. Lautenbach
Affirmative	1,928,555,572.73	95.555
Withheld	89,719,173.21	4.445
TOTAL	2,018,274,745.94	100.000

William O. McCoy
Affirmative	1,929,667,179.18	95.610
Withheld	88,607,566.76	4.390
TOTAL	2,018,274,745.94	100.000

Robert L. Reynolds
Affirmative	1,928,881,156.93	95.571
Withheld	89,393,589.01	4.429
TOTAL	2,018,274,745.94	100.000

Cornelia M. Small
Affirmative	1,930,293,320.58	95.641
Withheld	87,981,425.36	4.359
TOTAL	2,018,274,745.94	100.000

William S. Stavropoulos
Affirmative	1,927,399,663.24	95.497
Withheld	90,875,082.70	4.503
TOTAL	2,018,274,745.94	100.000

Kenneth L. Wolfe
Affirmative	1,929,442,292.10	95.599
Withheld	88,832,453.84	4.401
TOTAL	2,018,274,745.94	100.000

A Denotes trust-wide proposal and voting results.

Annual Report 66

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California AMT Tax Free Money Market Fund (formerly Spartan California Municipal Money Market Fund) / Fidelity California Municipal Money Market Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of each fund’s assets; (iii) the nature or level of services provided under each fund’s management contract or sub advisory agreements; (iv) the day to day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund’s portfolio manager would not change, it did not consider each fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its

67 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund’s Agreement is fair and reasonable, and that each fund’s Agreement should be approved.

Annual Report

68

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

69 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 70

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

71 Annual Report

71

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report 72

73 Annual Report

Annual Report

74

75 Annual Report

Investment Adviser
Fidelity Management & Research
Company
Boston, MA
Investment Sub Adviser
Fidelity Investments Money
Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

CMS-UANN-0406 1.790912.102

Item 2. Code of Ethics

As of the end of the period, February 28, 2006, Fidelity California Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity California AMT Tax-Free Money Market Fund, and Fidelity California Municipal Money Market Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity California AMT Tax-Free Money Market Fund	$38,000	$37,000
Fidelity California Municipal Money Market Fund	$44,000	$41,000
All funds in the Fidelity Group of Funds audited by PwC	$12,500,000	$11,200,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity California AMT Tax-Free Money Market Fund	$0	$0
Fidelity California Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A
Fidelity California AMT Tax-Free Money Market Fund	$1,800	$1,700
Fidelity California Municipal Money Market Fund	$1,800	$1,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A
Fidelity California AMT Tax-Free Money Market Fund	$2,200	$2,100
Fidelity California Municipal Money Market Fund	$3,500	$3,400
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$155,000	$520,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate fees billed by PwC of $1,175,000A and $1,350,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$175,000	$550,000
Non-Covered Services	$1,000,000	$800,000 B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	April 17, 2006